PROMISSORY NOTE GREENLAND	4 Months Ended
Dec. 31, 2025
Pelican Holdco Inc [Member]
PROMISSORY NOTE GREENLAND

NOTE 7 — PROMISSORY NOTE GREENLAND

On November 24, 2025, the Company issued a promissory note to Greenland in the amount of $200,000 to be used, in part, for merger related transaction costs (the “Promissory Note”). The Promissory Note is unsecured, interest-free and due on the date on which Greenland closes its initial business combination. As of December 31, 2025, approximately $132,519 has been funded under this arrangement, with $59,740 used for Pelican and $72,779 for Holdco merger transaction costs.